Long-Term Debt	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt

NOTE 3 – LONG-TERM DEBT

Long-term debt at March 31, 2013 and December 31, 2012, respectively, consisted of the following:

(In thousands)	March 31, 2013	December 31, 2012
Senior Secured Credit Facilities (1)	$8,228,575	$9,075,465
Receivables Based Facility due 2017	247,000	-
9.0% Priority Guarantee Notes due 2019	1,999,815	1,999,815
9.0% Priority Guarantee Notes due 2021	1,750,000	1,750,000
11.25% Priority Guarantee Notes due 2021	575,000	-
Other secured subsidiary long-term debt (2)	24,071	25,507
Total consolidated secured debt	12,824,461	12,850,787

Senior Cash Pay Notes due 2016	796,250	796,250
Senior Toggle Notes (3)	829,831	829,831
Senior Notes (4)	1,436,455	1,748,564
Subsidiary Senior Notes due 2022	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes due 2020	2,200,000	2,200,000
Other subsidiary debt due 2013	2,670	5,586
Purchase accounting adjustments and original issue discount	(388,526)	(408,921)
	20,426,141	20,747,097
Less: current portion	68,351	381,728
Total long-term debt	$20,357,790	$20,365,369

  Term Loan A would have matured during 2014. The outstanding balance was prepaid during the first quarter of 2013. Term Loan B matures 2016. Term Loan C is subject to an amortization schedule that matures at various dates from 2014 through 2016.
  Other secured subsidiary long-term debt matures at various dates from 2013 through 2028.
  Senior Toggle Notes mature at various dates from 2013 through 2016.
  The Senior Notes mature at various dates from 2014 through 2027.

The Company's weighted average interest rates at March 31, 2013 and December 31, 2012 were 6.9% and 6.7%, respectively. The aggregate market value of the Company's debt based on market prices for which quotes were available was approximately $19.2 billion and $18.6 billion at March 31, 2013 and December 31, 2012, respectively. Under the fair value hierarchy established by ASC 820-10-35, the market value of the Company's debt is classified as Level 2.

11.25% Priority Guarantee Notes Issuance

During the first quarter of 2013, the Company issued $575.0 million aggregate principal amount of 11.25% Priority Guarantee Notes due 2021 (the “11.25% Priority Guarantee Notes”). The 11.25% Priority Guarantee Notes mature on March 1, 2021 and bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, beginning on September 1, 2013. The 11.25% Priority Guarantee Notes are the Company's senior obligations and are fully and unconditionally guaranteed, jointly and severally, on a senior basis by the guarantors named in the indenture governing such notes. The 11.25% Priority Guarantee Notes and the guarantors' obligations under the guarantees are secured by (i) a lien on (a) the capital stock of the Company and (b) certain property and related assets that do not constitute “principal property” (as defined in the indenture governing the legacy notes of the Company), in each case equal in priority to the liens securing the obligations under the Company's senior secured credit facilities, the Company's 9.0% priority guarantee notes due 2021 and the Company's 9.0% priority guarantee notes due 2019, subject to certain exceptions, and (ii) a lien on the accounts receivable and related assets securing the Company's receivables based credit facility junior in priority to the lien securing the Company's obligations thereunder, subject to certain exceptions.

The Company may redeem the 11.25% Priority Guarantee Notes at its option, in whole or part, at any time prior to March 1, 2016, at a price equal to 100% of the principal amount of the 11.25% Priority Guarantee Notes redeemed, plus accrued and unpaid interest to the redemption date and plus an applicable premium. The Company may redeem the 11.25% Priority Guarantee Notes, in whole or in part, on or after March 1, 2016, at the redemption prices set forth in the indenture plus accrued and unpaid interest to the redemption date. Prior to March 1, 2016, the Company may elect to redeem up to 40% of the aggregate principal amount of the 11.25% Priority Guarantee Notes at a redemption price equal to 111.25% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net proceeds of one or more equity offerings.

The indenture governing the 11.25% Priority Guarantee Notes contains covenants that limit the Company's ability and the ability of its restricted subsidiaries to, among other things: (i) pay dividends, redeem stock or make other distributions or investments; (ii) incur additional debt or issue certain preferred stock; (iii) transfer or sell assets; (iv) engage in certain transactions with affiliates; (v) create restrictions on dividends or other payments by the restricted subsidiaries; and (vi) merge, consolidate or sell substantially all of the Company's assets. The indenture contains covenants that limit the Parent Company's and the Company's ability and the ability of its restricted subsidiaries to, among other things: (i) create liens on assets and (ii) materially impair the value of the security interests taken with respect to the collateral for the benefit of the notes collateral agent and the holders of the 11.25% Priority Guarantee Notes. The indenture also provides for customary events of default.

Debt Repayments, Maturities and Other

During the first quarter of 2013, the Company repaid its 5.75% senior notes at maturity for $312.1 million (net of $187.9 million principal amount repaid to a subsidiary of the Company with respect to notes repurchased and held by such entity), plus accrued interest, using cash on hand.

In addition, during the first quarter of 2013, using the proceeds from the issuance of the 11.25% Priority Guarantee Notes along with borrowings under the receivables based credit facility of $269.5 million and cash on hand, the Company prepaid all $846.9 million outstanding under its term loan A under the senior secured credit facilities. The Company recorded a loss of $3.9 million in “Loss on extinguishment of debt” related to the accelerated expensing of loan fees.